SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax | $	$ 255,684	$ 443,833
Options granted (in shares)	0	743,000
Forfeiture rate	0.00%	13.00%
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares	$ 18.99
Top of range
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares	$ 28.67
Ordinary shares
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax | $	$ 249,427	$ 434,236
Restricted share units
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax | $	6,256	9,597
Shares repurchased, before tax | $	8,512	13,057
Equity-based compensation expense | $	$ 10,447	$ 14,188
Granted (in shares)	386,000	736,000
Granted, dividends declared (in shares)	36,000	39,000
Issuance of share capital on vesting of restricted share units (in shares)	521,000	711,000
Forfeited (in shares)	18,000	32,000
Outstanding (in shares)	504,000	657,000
Employee share option
Disclosure of classes of share capital [line items]
Number of shares authorized for issuance, maximum	14,000,000
Number of shares reserved for issuance	2,606,000	5,584,000
Vesting period	5 years
Equity-based compensation expense | $	$ 210	$ 513
Deferred share units
Disclosure of classes of share capital [line items]
Equity-based compensation expense | $	$ 51	$ 195
Granted (in shares)	11,000	6,000
Issuance of share capital on vesting of restricted share units (in shares)	0	0
Liabilities from equity-based payment transactions | $	$ 515	$ 464
Share capital
Disclosure of classes of share capital [line items]
Share repurchases, net of tax (in shares)	13,990,000	22,640,000
Shares repurchased, net of tax | $	$ 120,236	$ 193,570
Issuance of share capital on vesting of restricted share units (in shares)	522,000	711,000
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Share repurchases, net of tax (in shares)	13,615,000	21,950,000
Shares repurchased, average cost (in CAD per share) | $ / shares	$ 18.32	$ 19.78
Share capital | Restricted share units
Disclosure of classes of share capital [line items]
Share repurchases, net of tax (in shares)	375,000	690,000
Shares repurchased, average cost (in CAD per share) | $ / shares	$ 22.70	$ 18.92
Deficit
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax | $	$ 135,448	$ 250,263
Deficit | Ordinary shares
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax | $	130,216	243,211
Deficit | Restricted share units
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax | $	$ 5,231	$ (7,052)